Income Tax (Details) - Schedule of Statutory Rates to the Group's Effective Tax Rate		12 Months Ended
		Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Schedule of Statutory Rates to the Group's Effective Tax Rate [Line Items]
Current tax – Hong Kong profits tax Provision for the year, Amount		$ 4,599,604	$ 588,975	$ 3,991,440	$ 13,595,796
Income tax expense at the statutory rate, Percent		16.50%	16.50%
Effect of preferential tax rate, Percent		(3.60%)	(3.60%)
Effect of expenses not deductible for tax, Percent		0.60%	0.60%
Effect of Permanent difference, Percent		(2.00%)	(2.00%)
Income tax expense, Amount		$ (530,625)	$ (67,946)	(512,429)	(1,916,689)
Income tax expense, Percent		11.50%	11.50%
Foreign Tax Authority [Member]
Schedule of Statutory Rates to the Group's Effective Tax Rate [Line Items]
Current tax – Hong Kong profits tax Provision for the year, Amount		$ 4,599,604	$ 588,975	3,991,440	13,595,796
Income tax expense at the statutory rate, Amount		(758,935)	(97,181)	$ (658,589)	$ (2,243,306)
Income tax expense at the statutory rate, Percent				16.50%	16.50%
Effect of preferential tax rate, Amount		164,853	21,109	$ 165,007	$ 163,150
Effect of preferential tax rate, Percent				(4.10%)	(1.20%)
Effect of expenses not deductible for tax, Amount		(28,302)	(3,624)	$ (67,937)	$ (67,979)
Effect of expenses not deductible for tax, Percent				1.70%	0.50%
Effect of Permanent difference, Amount	[1]	91,759	11,750	$ 49,090	$ 231,446
Effect of Permanent difference, Percent	[1]			(1.30%)	(1.70%)
Income tax expense, Amount		$ (530,625)	$ (67,946)	$ (512,429)	$ (1,916,689)
Income tax expense, Percent				12.80%	14.10%

[1]	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.